SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    November 1, 2005

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    88

Form 13F Information Table Value Total:            1,250,597
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares                Investment Other      Voting
Name of Issuer            Class        Cusip       (x$1000)   or Prn Amt     SH/PRN   Discretion Managers Authority
Adobe Systems Inc.      com       00724F101           37,267    1,248,489  SH         sole       n/a      sole
Affiliated Computer     com       008190100           36,408      666,808  SH         sole       n/a      sole
Allstate Corp.          com       020002101            2,602       47,060  SH         sole       n/a      sole
Altria Group            com       02209S103            1,968       26,705  SH         sole       n/a      sole
Amerada Hess Corp.      com       023551104            1,658       12,058  SH         sole       n/a      sole
America Movil - ADR     com       02364W105              474       18,000  SH         sole       n/a      sole
American Express        com       025816109            4,863       84,670  SH         sole       n/a      sole
American Int'l Group    com       026874107           12,165      196,338  SH         sole       n/a      sole
Amgen Inc.              com       031162100           51,473      646,082  SH         sole       n/a      sole
Apollo Group            com       037604105           33,422      503,415  SH         sole       n/a      sole
Applied Materials       com       038222105           36,962    2,179,345  SH         sole       n/a      sole
Avon Products Inc.      com       054303102           27,585    1,021,650  SH         sole       n/a      sole
Baker Hughes Inc.       com       057224107              415        6,959  SH         sole       n/a      sole
Bank of Amer. Corp.     com       060505104            6,710      159,385  SH         sole       n/a      sole
Banta Corp.             com       066821109              687       13,500  SH         sole       n/a      sole
Becton, Dickinson       com       075887109              210        4,000  SH         sole       n/a      sole
Bed, Bath & Beyond      com       075896100           36,657      912,331  SH         sole       n/a      sole
Berkshire Hathaway B    com       084670207            2,253          825  SH         sole       n/a      sole
BP Amoco PLC            com       055622104              375        5,292  SH         sole       n/a      sole
Burlington N SantaFe    com       12189T104              610       10,200  SH         sole       n/a      sole
Carnival Corp.          com       143658300           40,037      801,052  SH         sole       n/a      sole
Cisco Systems Inc.      com       17275R102           37,277    2,080,181  SH         sole       n/a      sole
Citigroup Inc.          com       172967101           36,409      799,847  SH         sole       n/a      sole
Coach Inc.              com       189754104           43,736    1,394,655  SH         sole       n/a      sole
Coca-Cola Co.           com       191216100           36,603      847,489  SH         sole       n/a      sole
Comcast Corp. Cl 'A'    com       20030N101              855       29,091  SH         sole       n/a      sole
Comcast Special A       com       20030N200              514       17,875  SH         sole       n/a      sole
Computer Assoc. Int.    com       204912109              307       11,025  SH         sole       n/a      sole
Corning Inc.            com       219350105            1,337       69,150  SH         sole       n/a      sole
Dell Inc.               com       24702R101           32,685      955,700  SH         sole       n/a      sole
Delta and Pine Land     com       247357106              939       35,552  SH         sole       n/a      sole
Dollar General          com       256669102              266       14,478  SH         sole       n/a      sole
Electronic Data Sys.    com       285661104              879       39,160  SH         sole       n/a      sole
Eli Lilly               com       532457108            3,254       60,796  SH         sole       n/a      sole
EMC Corp.               com       268648102           35,771    2,764,343  SH         sole       n/a      sole
Exxon Mobil Corp.       com       30231G102              291        4,574  SH         sole       n/a      sole
Fannie Mae              com       313586109           26,150      583,438  SH         sole       n/a      sole
Federated Dept. Str.    com       31410H101              575        8,600  SH         sole       n/a      sole
First Data Corp.        com       319963104           34,765      869,113  SH         sole       n/a      sole
Flextronics Intl Ltd    com       Y2573F102           33,997    2,645,677  SH         sole       n/a      sole
Franklin Resources      com       354613101           47,264      562,936  SH         sole       n/a      sole
Gannett Co. Inc.        com       364730101            2,134       31,000  SH         sole       n/a      sole
General Electric Co.    com       369604103            2,921       86,760  SH         sole       n/a      sole
GlaxoSmithKline PLC     com       37733W105            5,077       99,000  SH         sole       n/a      sole
Goldman Sachs Group     com       38141G104           42,261      347,599  SH         sole       n/a      sole
Hartford Fin'l Ser.     com       416515104            1,100       14,250  SH         sole       n/a      sole
Home Depot Inc.         com       437076102           35,166      922,017  SH         sole       n/a      sole
Intel Corp.             com       458140100           39,986    1,622,140  SH         sole       n/a      sole
International Paper     com       460146103              224        7,500  SH         sole       n/a      sole
Int'l Bus. Machines     com       459200101           35,155      438,230  SH         sole       n/a      sole
ITT Industries Inc.     com       450911102              341        3,000  SH         sole       n/a      sole
Janus Capital Group     com       42102X105            1,023       70,800  SH         sole       n/a      sole
Johnson & Johnson       com       478160104            3,099       48,970  SH         sole       n/a      sole
Liberty Media Corp A    com       530718105              763       94,748  SH         sole       n/a      sole
Linear Technology       com       535678106           17,896      476,078  SH         sole       n/a      sole
Maxim Integrated        com       57772K101           17,892      419,500  SH         sole       n/a      sole
Merck & Co.             com       589331107            2,455       90,232  SH         sole       n/a      sole
Micron Technology       com       595112103            1,194       89,810  SH         sole       n/a      sole
Monsanto Co.            com       61166W101           49,641      791,094  SH         sole       n/a      sole
Nasdaq-100 Tr. Ser. 1   com       631100104            5,630      142,680  SH         sole       n/a      sole
News Corp ADR PRF       com       65248E104              213       13,640  SH         sole       n/a      sole
Nordstrom Inc.          com       655664100            1,098       32,000  SH         sole       n/a      sole
Nortel Networks Corp.   com       656568102            1,566      480,360  SH         sole       n/a      sole
Oracle Corp.            com       68389X105            1,941      156,538  SH         sole       n/a      sole
PepsiCo Inc.            com       713448108            7,553      133,190  SH         sole       n/a      sole
Pfizer, Inc.            com       717081103           32,948    1,319,513  SH         sole       n/a      sole
Pogo Producing          com       730448107            5,231       88,749  SH         sole       n/a      sole
Procter & Gamble        com       742718109            1,910       32,130  SH         sole       n/a      sole
Royal Caribbean Cru.    com       V7780T103              259        6,000  SH         sole       n/a      sole
Royal Dutch Shell PLC   com       780259206            3,440       52,400  SH         sole       n/a      sole
RR Donnelley & Sons     com       257867101              693       18,705  SH         sole       n/a      sole
SAP AG ADR              com       803054204           36,709      847,206  SH         sole       n/a      sole
Scientific-Atlanta      com       808655104              788       21,000  SH         sole       n/a      sole
Sealed Air Corp.        com       81211K100            2,063       43,465  SH         sole       n/a      sole
Solectron Corp.         com       834182107              982      251,150  SH         sole       n/a      sole
St. Jude Medical Inc.   com       790849103           42,882      916,281  SH         sole       n/a      sole
Standard & Poors DR.    com       78462F103           11,057       89,864  SH         sole       n/a      sole
Symantec Corp.          com       871503108              272       12,000  SH         sole       n/a      sole
Target Corp.            com       87612E106           39,319      757,163  SH         sole       n/a      sole
Telefonos Mexico 'L'    com       879403780              255       12,000  SH         sole       n/a      sole
Union Pacific Corp.     com       907818108              359        5,000  SH         sole       n/a      sole
United Parcel Service   com       911312106           38,173      552,190  SH         sole       n/a      sole
Vodafone Grp. PLC ADR   com       92857W100              505       19,437  SH         sole       n/a      sole
Walt Disney Co.         com       254687106            8,025      332,563  SH         sole       n/a      sole
Washington Post 'B'     com       939640108            5,088        6,340  SH         sole       n/a      sole
Wyeth                   com       983024100              828       17,900  SH         sole       n/a      sole
Yum! Brands Inc.        com       988498101            1,285       26,550  SH         sole       n/a      sole
Zimmer Holdings Inc.    com       98956P102           32,526      472,140  SH         sole       n/a      sole